FORM N-SAR

                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /    /                (a)
                  or fiscal year ending:    12/31/96          (b)

Is this an amendment to a previous filing?  (Y/N):                  N


Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.  Registrant Name:       Valley Forge Life Insurance Company
Variable Life Separate Account
         B.  File Number:  811- 7569
         C.  Telephone Number: (312) 822-5000

2.       A.  Street:  333 S. Wabash
         B.  City:  Chicago    C.  State: IL D.  Zip Code:    60685    Zip Ext.:
         E.  Foreign Country:                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)   Y
                                                                       -

4.       Is this the last filing on this form by Registrant?  (Y/N)    N
                                                                       -

5. Is Registrant a small business investment company (SBIC)? (Y/N) N (If answer is "Y" (Yes), complete only items 89 through 110.)

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)        Y
         (If answer is "Y" (Yes), complete only items 111 through 132.)

7. A. Is Registrant a series or multiple portfolio company? (Y/N) (If answer is "N" (No), go to item 8.)

         B. How many separate series or portfolios did Registrant have at the end of the period?


PAGE NUMBER: 1



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For period ending 12/31/96            If filing more than one

File number 811-7569                          Page 43, "X" box |_|


                  UNIT INVESTMENT TRUSTS



111.     A. |_|  Depositor Name:  Valley Forge Life Insurance Company
         B. |_|  File Number (if any):
         C. |_|  City:  Chicago     State:   IL       Zip Code: 60685  Zip Ext.:
                   Foreign Country:          Foreign Postal Code:



111.     A. |_|  Depositor Name:
         B. |_|  File Number (if any):
         C. |_|  City:             State:            Zip Code:         Zip Ext.:
                   Foreign Country:         Foreign Postal Code:



112.     A. |_|  Sponsor Name:
         B. |_|  File Number (if any):
         C. |_|  City:              State:            Zip Code:     Zip Ext.:
                   Foreign Country:          Foreign Postal Code:



112.     A. |_|  Sponsor Name:
         B. |_|  File Number (if any):
         C. |_|  City:              State:            Zip Code:       Zip Ext.:
                   Foreign Country:          Foreign Postal Code:



PAGE NUMBER: 43


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For period ending 12 /31/96  If filing more than one

File number 811-7569         Page 44, "X" box |_|



113.     A. |_|  Trustee Name:
         B. |_|  City:              State:            Zip Code:    Zip Ext.:
                   Foreign Country:          Foreign Postal Code:


113.     A. |_|  Trustee Name:
         B. |_|  City:              State:            Zip Code:    Zip Ext.:
                   Foreign Country:          Foreign Postal Code:


114.     A. |_|  Principal Underwriter Name:  CNA Investors Services, Inc.
         B. |_|  File Number:  8- 13023
         C. |_|  City:  Chicago    State:   IL       Zip Code: 60685 Zip Ext.:
                   Foreign Country:         Foreign Postal Code:


114.     A. |_|  Principal Underwriter Name:
         B. |_|  File Number:  8-
         C. |_|  City:             State:            Zip Code:  Zip Ext.:
                   Foreign Country:         Foreign Postal Code:


115.     A. |_|  Independent Public Accountant Name:  Deloitte & Touche LLP
         B. |_|  City:  Chicago       State:   IL    Zip Code: 60601  Zip Ext.:
                   Foreign Country:         Foreign Postal Code:


115.     A. |_|  Independent Public Accountant Name:
         B. |_|  City:              State:            Zip Code:   Zip Ext.:
                   Foreign Country:          Foreign Postal Code:


PAGE NUMBER: 44


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For period ending 12/31/96   If filing more than one

File number 811-7569         Page 45, "X" box |_|


116.     Family of investment companies information:

         A: |_|  Is Registrant part of a family of investment companies?
                (Y/N)         N

         B. |_|  Identify the family in 10 letters:     _ _ _ _ _ _ _ _ _ _

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)



117.     A. |_|  Is Registrant a separate account of an insurance company?
               (Y/N)                Y
                                    -

                  If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

            B. |_|  Variable annuity contracts? (Y/N)                  N

            C. |_|  Scheduled premium variable life contracts? (Y/N)   N

            D. |_|  Flexible premium variable life contracts? (Y/N)    Y

            E. |_|  Other types of insurance products registered under the
                           Securities Act of 1933? (Y/N)               N


118.  |_| State the number of series  existing at the end of the period that had
securities registered under the Securities Act of 1933         18

119. |_| State the number of new series for which registration  statements under
the Securities Act of 1933 became effective during the period            18

120. |_| State the total value of the portfolio securities on the date of deposit for the new series included in Item 119 ($000's omitted) 0

121.  |_| State  the  number of  series  for which a current  prospectus  was in
existence at the end of the period                 18

122.  |_| State the number of existing  series for which  additional  units were
registered under the Securities Act of 1933 during the current period       0


PAGE NUMBER: 45


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For period ending 12/31/96        If filing more than one

File number 811-7569              Page 46, "X" box |_|

123. |_| State the total value of the additional  units  considered in answering item 122 ($000's omitted)

124. |_| State the total value of units of prior series that were placed in the portfolio of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) __

125. |_| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) __ 126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

         Number of Series  Total Assets     Total Income
         Investing                  ($000's)Distributions
                                                              ($000's)

A.  U.S. Treasury direct issues..................         $                $
B.  U.S. Government agency....................
C.  State and municipal tax-free................
D.  Public utility debt.................................
E.  Brokers or dealers debt or debt of
         brokers' or dealers' parent............
F.  All other corporate intermed. &
         long-term debt...............................
G.  All other corporate short-term debt......
H.  Equity securities of brokers or dealers
         or parents of brokers or dealers.....
I.  Investment company equity securities...
J.  All other equity securities........................
K.  Other securities....................................

L.  Total assets of all series of Registrant...           $0

PAGE NUMBER: 46

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For period ending 12/31/96       If filing more than one

File number 811-7547                     Page 47, "X" box |_|



128. |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

                  (If the answer is "N" (No), go to item 131.)

129. |_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) __

                  (If the answer is "N" (No), go to item 131.)

130. |_| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) __

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) 0

129. |_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-____
         811-____
         811-____
         811-____


PAGE NUMBER: 47

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For period ending 12/31/96

File number 811-7569
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City of: Chicago                    State of: Illinois                 Date:
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Name of Registrant, Depositor or Trustee:
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                           Valley Forge Life Insurance Company Variable Life Separate Account
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By (Name and Title): S/PATRICIA L. KUBERA
                       Patricia L. Kubera
                       Group Vice-President & Controller
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